Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	HighPeak Energy, Inc.
Entity Central Index Key	0001792849
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Type	POS AM
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-248898) (the "Registration Statement") of HighPeak Energy, Inc. (the "Company" or "HighPeak"), as originally declared effective by the U.S. Securities and Exchange Commission (the "SEC") on November 10, 2020, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2020, that was filed with the SEC on March 15, 2021 and (ii) update certain other information in the Registration Statement. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.